WHITEHORSE GOLD CORP. SPIN-OUT TRANSACTION (Details)	Nov. 18, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) shares
Whitehorse Gold [Member]
Disclosure of detailed information about business combination [line items]
Assets and liabilities		$ 8,695,312
Tagish Lake Gold Project [Member]
Disclosure of detailed information about business combination [line items]
Whitehorse Gold Corp Consideration	$ 2,201,350	$ 2,201,350
Whitehorse Gold Corp Spin-out shares | shares		20,000,000	20,000,000
Whitehorse Gold Corp Spin-out shares, value		$ 6,906,548
Assets and liabilities		$ 89,653
Tagish Lake Gold Project [Member] | CAD [Member]
Disclosure of detailed information about business combination [line items]
Whitehorse Gold Corp Consideration			$ 3,000,000